Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
OPERATING ACTIVITIES
Net (loss) income	$ (33,764)	$ 63,983
Non-cash items:
Depreciation and amortization	49,324	52,688
Loss on sale of vessels (note 12)	4,569	6,420
Unrealized loss on derivative instruments	1,578	789
Equity loss (income)	26,900	(5,849)
Other	6,554	6,796
Change in operating assets and liabilities	12,157	(12,046)
Expenditures for dry docking	(3,417)	(2,810)
Net operating cash flow	63,901	109,971
FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs	14,300	849,728
Repayments of long-term debt	(57,894)	(82,410)
Prepayments of long-term debt	(69,216)	(890,091)
Return of capital to Teekay Corporation (note 3)	0	(15,000)
Cash dividends paid	(9,925)	(32,782)
Proceeds from issuance of Class A common stock	5,000	0
Proceeds from equity offerings, net of offering costs (note 10)	8,565	0
Other	(241)	(746)
Net financing cash flow	(109,411)	(171,301)
INVESTING ACTIVITIES
Proceeds from sale of vessels (note 12)	40,686	0
Expenditures for vessels and equipment	(2,628)	(3,937)
Loan repayments from equity accounted investment (note 5a)	550	2,500
Net investing cash flow	38,608	(1,437)
Decrease in cash and cash equivalents	(6,902)	(62,767)
Cash and cash equivalents, beginning of the period	94,157	156,520
Cash and cash equivalents, end of the period	$ 87,255	$ 93,753